VESSELS, NET	12 Months Ended
Dec. 31, 2017
VESSELS, NET [Abstract]
VESSELS, NET
3.	VESSELS, NET

Vessels, net, consist of the carrying value of 30 vessels and 29 vessels for the year ended December 31, 2017 and December 31, 2016, respectively. Vessels, net include drydocking costs.

All Figures in USD '000	2017	2016
Vessels	1,769,967	1,700,040
Drydocking	119,303	99,153
Total	1,889,270	1,799,193
Less Accumulated Depreciation	(842,977)	(741,144)
Less Impairment Loss on Vessels	(110,480)	-
Vessels, net	935,813	1,058,049

The Company has taken delivery of one vessel, Nordic Space, in 2017. Further, the Company has taken ten vessels through periodical maintenance surveys in 2017.

The Company has paid $50.1 million in deposits for three vessels under construction to be delivered in 2018 and has total remaining capital commitments of $117.0 million, which is payable upon delivery in July, August and October 2018, respectively. The financing of these vessels is secured through a finance agreement with Ocean Yield ASA (see further information in note 9).

Impairment Loss on Vessels

The Company reviewed its assets for impairment on an asset by asset basis. The Company recorded an impairment loss of $110.5 million for the year ended December 31, 2017. The Company has not recorded impairment loss on vessels for the years ended December 31, 2016 and 2015, respectively.

The Company performed a probability-weighted approach as part of the vessel impairment assessment, where different scenarios for the vessels were assessed. Further, the Company performed cash flow forecasts for the following twelve months as required under ASC 205-40 Going Concern and performed these analyses for different market scenarios. These forecasts are prepared under the assumption of utilizing the Backstop facility that is the financing arrangement the Company currently has available under the recapitalization program. Under this assumption, with possible prolonged weak tanker market rates, the Company applied the probability-weighted approach and identified that it had to sell up to ten vessels to comply with the covenant requirements under the Backstop Facility. As a result, the Company has as of December 31, 2017 decided to record an impairment loss of $110.5 million related to the ten pre-2000 built vessels and written these vessels down to their estimated fair values. Fair value is in line with broker estimates. Assumed recapitalization transactions outside of the Backstop facility were not taken into consideration when assessing the probability of selling vessels in the probability-weighted approach.